Supplemental Disclosure of Cash Flow Information - Supplemental Schedule Of Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows, Additional Disclosures [Abstract]
Accounts receivable	$ (850)	$ 284	$ (1,310)
Current income tax (liabilities) assets	1,918	(295)	(164)
Inventory	(487)	98	(194)
Prepaids and other	39	(56)	2
Other long-term assets	0	(117)	117
Accounts payable	80	(147)	39
Accrued liabilities	525	(254)	265
Other long-term liabilities	(154)	(62)	(23)
Net change in non-cash working capital, operating activities	964	(166)	(1,033)
Net change in non-cash working capital, investing activities	107	(383)	(235)
Net changes in non-cash working capital	1,071	(549)	(1,268)
Exploration and evaluation assets
Expenditures on exploration and evaluation assets	12	36	73
Net proceeds on sale of exploration and evaluation assets	(11)	(31)	0
Net expenditures on exploration and evaluation assets	1	5	73
Deferred purchase consideration payable	$ 48	$ 72	$ 95
Deferred purchase consideration payable, payable period	2 years